IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 4,425	$ 8,110
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,434
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,400
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	100
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	258
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	233
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	463	222
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	105
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	100
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	258
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	274	335
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	274
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	234	399
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	228
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	182	365
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	8
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	169
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	158	344
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	11
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	147
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	534	981
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	44
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	489
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	886	1,882
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	130
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	747
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,694	$ 3,582
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,237
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	241
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 216